Segment and Customer Information	12 Months Ended
Aug. 26, 2017
Segment Reporting [Abstract]
Segment and Customer Information
Segment and Customer Information
The Company has organized its operations into one operating segment that sells its branded nutritional foods and snacking products designed around the nutrition principles of the Atkins eating approach. The results of the operating segment are reviewed by the Company’s chief operating decision maker to make decisions about resource expenditures and assessing financial performance. This operating segment is therefore the Company’s only reportable segment.
Reconciliations of the totals of reported segment revenues, profit, or loss measurement, assets, and other significant items reported by segment to the corresponding GAAP totals is not applicable to Atkins as it only has one reportable segment.    The following is a summary of geographical information:

	2017		2016	2015	2014
	From July 7, 2017 through August 26, 2017	From August 28, 2016 through July 6, 2017	52-weeks ended	35-weeks ended	52-weeks ended
			August 27, 2016	August 29, 2015	December 27, 2014
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)	(Predecessor)
Revenues from external customers
North America	$52,373	$316,776	$399,922	$234,564	$398,321
International	3,961	23,061	27,936	18,334	31,537
Total	$56,334	$339,837	$427,858	$252,898	$429,858

Long lived assets
North America	$2,073	$1,759	$2,226	$2,481	$2,172
International	32	34	47	69	50
Total	$2,105	$1,793	$2,273	$2,550	$2,222

Revenues from transactions with external customers for each of Atkins’ products would be impracticable to disclose. Management does not view its business by product line.

Significant Customers
Credit risk for the Company was concentrated in the following customer who comprised more than 10% of the Company’s total sales for the successor period from July 7, 2017 through August 26, 2017, the predecessor period from August 28, 2016 through July 6, 2017, the 52-week period ending August 27, 2016, the 35-week period ending August 29, 2015, and 52-week period ending December 27, 2014:

	2017		2016	2015	2014
	From July 7, 2017 through August 26, 2017	From August 28, 2016 through July 6, 2017	52-weeks ended	35-weeks ended	52-weeks ended
			August 27, 2016	August 29, 2015	December 27, 2014
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)	(Predecessor)
Customer 1	42%	46%	41%	38%	40%

At August 26, 2017 and August 27, 2016, the Company had a single significant customer that accounted for the following amounts of the Company’s accounts receivable:

	August 26, 2017		August 27, 2016
	(Successor)		(Predecessor)
Customer 1	$14,886	34%	$14,884	34%

No other customers of the Company accounted for more than 10% of sales during these periods. The Company generally does not require collateral from its customers and has not incurred any significant losses on uncollectible accounts receivable.